Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (11,657,781)	$ (2,958,534)	$ (5,577,783)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor under note payable		18,500
Income earned on investments held in Trust Account	(3,104)	(325)	(33,037)
Change in fair value of derivative warrant liabilities	11,060,000	2,355,500	4,740,000
Financing costs - derivative warrant liabilities		410,849
Changes in operating assets and liabilities:
Prepaid expenses		(509,248)	137,813
Accounts payable		61,811	(25,383)
Accrued expenses			5,000
Franchise tax payable		83,836	47,405
Net cash used in operating activities		(537,611)	(705,985)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(175,950,000)
Net cash used in investing activities		(175,950,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party		265,312
Repayment of note payable to related party		(400,000)
Proceeds received from initial public offering, gross		172,500,000
Proceeds received from private placement		7,175,000
Offering costs paid, net of reimbursement from underwriters		(1,810,475)
Net cash provided by financing activities		177,729,837
Net decrease in cash		1,242,226	(705,985)
Cash—beginning of the period			1,242,226
Cash—end of the period	$ 536,241	1,242,226	536,241
Supplemental disclosure of noncash financing activities:
Offering costs paid in exchange for issuance of common stock to Sponsor		25,000
Offering costs included in accrued expenses		70,000
Offering costs included in accounts payable		234,907
Offering costs included in note payable		116,188
Deferred underwriting commissions in connection with the initial public offering		6,900,000
Initial value of Class A common stock subject to possible redemption		165,443,398
Change in value of Class A common stock subject to possible redemption		$ (15,963,908)	$ 5,577,788